RELATED PARTY TRANSACTION - MIKAH PURCHASE AGREEMENT AND NOTE PAYABLE; HAKIM EMPLOYMENT AGREEMENT(Details Textual) (USD $)	9 Months Ended
Dec. 31, 2013
Business Combination, Consideration Transferred, Total	$ 10,000,000
Debt Instrument, Convertible, Conversion Price	$ 0.07
Debt Instrument, Convertible, Number of Equity Instruments	14,286
Debt Conversion, Original Debt, Amount	1,000
Hakim Employment Agreement [Member]
Salaries, Wages and Officers Compensation, Total	$ 350,000
Employee Annual Bonus Percentage	100.00%
Mikah Purchase Agreement [Member]
Debt Instrument Convertible Date	August 2016